Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-cancelable Agreements for The Purchase Of Fixed Assets (Details) - Dec. 31, 2024 - Fixed Assets
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long-Term Purchase Commitment [Line Items]
2025	¥ 23,695	$ 3,246
2026	19,330	2,648
2027	18,520	2,537
2028	17,590	2,410
2029 and thereafter	15,203	2,083
Future minimum payments under non-cancelable agreements	¥ 94,338	$ 12,924